Derivative Financial Instruments and Certain Hedging Activities (Impact of Derivative Instruments on Consolidated Balance Sheets) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Total Asset Derivatives	$ 3.2	$ 0.6
Total Liability Derivatives	1.5	16.3
Designated As Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total Asset Derivatives		0.3
Total Liability Derivatives		13.6
Designated As Hedging Instrument [Member] | Cross Currency Swaps [Member] | Other Noncurrent Liabilities [Member]
Derivatives, Fair Value [Line Items]
Total Liability Derivatives		13.5
Designated As Hedging Instrument [Member] | Cross Currency Swaps [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Total Asset Derivatives		0.3
Designated As Hedging Instrument [Member] | Foreign Currency Forwards [Member] | Accrued Expenses [Member]
Derivatives, Fair Value [Line Items]
Total Liability Derivatives		0.1
Not Designated As Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total Asset Derivatives	3.2	0.3
Total Liability Derivatives	1.5	2.7
Not Designated As Hedging Instrument [Member] | Foreign Currency Forwards [Member] | Accrued Expenses [Member]
Derivatives, Fair Value [Line Items]
Total Liability Derivatives	1.5	2.7
Not Designated As Hedging Instrument [Member] | Foreign Currency Forwards [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Total Asset Derivatives	$ 3.2	$ 0.3